LEASES - Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2025	$ 1,137	$ 2,247
2025		1,137
Total future minimum lease payments	2,827	3,384
Less: imputed interest	(149)	(211)
Present value of operating lease liability	2,678	3,173	$ 5,033
Less: current portion of operating lease liability	(2,117)	(2,063)	(1,860)
Non-current portion of operating lease liability	$ 561	$ 1,110	$ 3,173